LONG-TERM INCENTIVE COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Continuing operations Marketing, general and administrative expense	Dec. 31, 2011 Continuing operations Marketing, general and administrative expense	Jan. 01, 2011 Continuing operations Marketing, general and administrative expense	Dec. 29, 2012 Long-term incentive units	Dec. 29, 2012 Long-term incentive units Continuing operations	Dec. 29, 2012 Stock Options	Dec. 29, 2012 Stock Options Non-employee directors	Jan. 01, 2011 Stock Options Non-employee directors	Dec. 29, 2012 Stock Options Employees	Dec. 29, 2012 Performance Units	Dec. 29, 2012 Performance Units Minimum	Dec. 29, 2012 Performance Units Maximum	Dec. 29, 2012 Restricted Stock Units (RSUs)	Dec. 29, 2012 Restricted Stock Units (RSUs) Minimum	Dec. 29, 2012 Restricted Stock Units (RSUs) Maximum	Dec. 31, 2005 Restricted Stock item	Dec. 29, 2012 Unvested stock options, performance units and restricted stock units Continuing operations
Stock-Based Compensation
Stock-based compensation expense				$ 36.3	$ 37.1	$ 31.4
Tax benefit related to Stock-based compensation				12.6	13.6	11.9	0.5
Unrecognized compensation cost related to share based compensation cost																				48.0
Unrecognized compensation cost weighted average recognition period in years																				2 years
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees									100.00%
Vesting period							4 years			3 years	2 years	4 years	3 years				3 years	5 years
Granted													498,700			771,300			30,000
Number of vesting installments																			2
LTI units expense								1.9
Total intrinsic value of stock options exercised	3.8	2.9	1.9
Cash received on options exercised	10.2	3.9	2.5
Tax deductions associated with options exercises	$ 1.3	$ 0.9	$ 0.6
Shares issued (as a percent)														0.00%	200.00%
Weighted-average fair value per share of options granted	$ 7.08	$ 9.45	$ 8.76
Option expiration period									10 years
Weighted average fair value per share of options granted
Risk-free interest rate	1.82%	2.22%	2.61%
Expected stock price volatility	32.81%	30.70%	31.99%
Expected dividend yield	3.30%	2.76%	2.51%
Expected option term	6 years	6 years 2 months 12 days	6 years